Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, carrying value	$ 448,009	$ 465,891
Investment contracts, fair value	448,876	466,527
Scenario, Previously Reported
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, carrying value		729,819
Investment contracts, fair value		730,455
Restatement Adjustment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, carrying value		(263,928)
Investment contracts, fair value		(263,928)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment contracts, fair value	448,876	466,527
Private Placement | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities	$ 1,042	$ 1,047